Risks and uncertainties (Details Narrative)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.90%	23.30%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.40%	10.40%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.80%	45.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.30%
Accounts Receivable [Member] | Contract Assets Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.60%	36.90%
Accounts Receivable [Member] | Contract Assets Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.80%	19.30%
Accounts Receivable [Member] | Contract Assets Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Contract Assets Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%	18.80%
Accounts Receivable [Member] | Contract Assets Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%
Net Assets, Segment [Member] | Contract Assets Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.40%	53.00%
Net Assets, Segment [Member] | Contract Assets Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.80%
Net Assets, Segment [Member] | Contract Assets Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Net Assets, Segment [Member] | Contract Assets Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.70%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.10%	30.50%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		18.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.90%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.10%	17.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.30%	10.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.60%